Inventories - (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	31 December 2022 £m	31 December 2021 £m
Raw materials	13.8	10.0
Work in progress	23.2	25.0
Finished goods and goods for resale	31.0	23.2

At 31 December 2022	68.0	58.2